Significant accounting policies - Narrative (Details) £ in Millions, $ in Billions			12 Months Ended				13 Months Ended
	Sep. 30, 2022	Apr. 29, 2022 GBP (£)	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Mar. 10, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Sep. 30, 2021 GBP (£)
Disclosure of retrospective restatement [Line Items]
Litigation and conduct			£ (374)	[1]	£ (76)	£ (264)
Total operating expenses			(10,259)	[1]	(9,459)	(9,982)
Provisions			1,110	[2]	1,208
Taxation			(830)	[1]	(624)	(332)
Current tax liabilities			688	[2]	644
Profit after tax			£ 4,588	[1]	£ 2,451	2,780
CET1 ratio			12.90%		14.20%
T1 capital ratio			17.50%		18.10%
Total regulatory capital ratio			20.50%		21.00%
Other provisions			£ 1,110		£ 1,208
Notional contract amount			47,412,915		42,625,605
Net surplus			3,633		1,582
Capital contribution from Barclays Plc			0	[3]	1,500
Forecast
Disclosure of retrospective restatement [Line Items]
Reasonably possible decrease in capital ratio	0.65%
UK | Pension defined benefit plans | UKRF
Disclosure of retrospective restatement [Line Items]
Net surplus			3,819		1,807				£ 600
Total loans and advances at amortised cost | The senior notes | UK
Disclosure of retrospective restatement [Line Items]
Notional contract amount			1,250		1,250
Disclosure of post year end balances | Forecast
Disclosure of retrospective restatement [Line Items]
Reasonably possible decrease in capital ratio	0.65%
Disclosure of post year end balances | UK | Pension defined benefit plans | UKRF
Disclosure of retrospective restatement [Line Items]
Net surplus								£ 4,400	£ 600
Capital contribution from parent
Disclosure of retrospective restatement [Line Items]
Capital contribution from Barclays Plc		£ 750
Customer Remediation Provision | Disclosure of post year end balances
Disclosure of retrospective restatement [Line Items]
Other provisions								£ 181
CET1 capital
Disclosure of retrospective restatement [Line Items]
PRA transitional regulatory capital			(23,928)		(25,227)
Barclays Bank PLC
Disclosure of retrospective restatement [Line Items]
Litigation and conduct			(360)	[4]	(60)	(154)
Total operating expenses			(5,525)	[4]	(4,991)	(5,160)
Provisions			919	[5]	984
Taxation			113	[4]	(21)	391
Current tax liabilities			342	[5]	336
Profit after tax			3,436	[4],[6]	2,134	£ 2,409
Capital contribution from Barclays Plc					£ 1,500
Barclays Bank PLC | Capital contribution from parent
Disclosure of retrospective restatement [Line Items]
Capital contribution from Barclays Plc		£ 750
As reported £m
Disclosure of retrospective restatement [Line Items]
Litigation and conduct			(154)
Total operating expenses			(10,039)
Provisions			890
Taxation			(880)
Current tax liabilities			738
Profit after tax			4,758
As reported £m | Barclays Bank PLC
Disclosure of retrospective restatement [Line Items]
Litigation and conduct			(140)
Total operating expenses			(5,305)
Provisions			699
Taxation			63
Current tax liabilities			392
Profit after tax			3,606
Restatement £m
Disclosure of retrospective restatement [Line Items]
Litigation and conduct			(220)
Total operating expenses			(220)
Provisions			220
Taxation			50
Current tax liabilities			(50)
Profit after tax			(170)
Restatement £m | Barclays Bank PLC
Disclosure of retrospective restatement [Line Items]
Litigation and conduct			(220)
Total operating expenses			(220)
Provisions			220
Taxation			50
Current tax liabilities			(50)
Profit after tax			£ (170)
United States | Over issuance of securities | Disclosure of post year end balances
Disclosure of retrospective restatement [Line Items]
Securities issued in excess of limit | $							$ 15

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[5]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[6]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.The Parent company financials on pages 111 to 114 form part of this note.